UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5897
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: January 31
Date of reporting period: July 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

RiverSource
S&P 500 Index Fund

Semiannual Report for the Period Ended
July 31, 2011

RiverSource S&P 500 Index Fund seeks to provide shareholders with long-term capital appreciation.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expense Example	4

Portfolio of Investments	6

Statement of Assets and Liabilities	20

Statement of Operations	21

Statement of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	25

Proxy Voting	38

Results of Meeting of Shareholders	38

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

SECTOR BREAKDOWN(1) (at July 31, 2011)

Consumer Discretionary	10.7%

Consumer Staples	10.6

Energy	13.0

Financials	14.8

Health Care	11.4

Industrials	10.5

Information Technology	18.7

Materials	3.6

Telecommunication Services	3.0

Utilities	3.4

Other(2)	0.3

(1)	Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at July 31, 2011)

Exxon Mobil Corp.	3.3%

Apple, Inc.	3.1

IBM Corp.	1.9

Chevron Corp.	1.8

Microsoft Corp.	1.7

General Electric Co.	1.6

Johnson & Johnson	1.5

AT&T, Inc.	1.5

The Procter & Gamble Co.	1.5

JPMorgan Chase & Co.	1.4

(1)	Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  3

Fund Expense Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until July 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

4  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Feb. 1, 2011	July 31, 2011	the Period(a)	Expense Ratio
Class A

Actual(b)	$1,000	$1,011.70	$2.47	.50%

Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.48	.50%

Class Z

Actual(b)	$1,000	$1,014.00	$1.63	.33%

Hypothetical (5% return before expenses)	$1,000	$1,022.90	$1.64	.33%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended July 31, 2011: +1.17% for Class A and +1.40% for Class Z.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments
RiverSource S&P 500 Index Fund
July 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (98.4%)
Issuer	Shares		Value(a)

Aerospace & Defense (2.7%)
General Dynamics Corp.	4,119		$280,669
Goodrich Corp.	1,394		132,625
Honeywell International, Inc.	8,722		463,138
ITT Corp.	2,033		108,440
L-3 Communications Holdings, Inc.	1,176		93,045
Lockheed Martin Corp.	3,151		238,625
Northrop Grumman Corp.	3,246		196,415
Precision Castparts Corp.	1,582		255,303
Raytheon Co.	3,936		176,057
Rockwell Collins, Inc.	1,697		93,488
Textron, Inc.	3,053		70,616
The Boeing Co.	8,169		575,670
United Technologies Corp.	10,129		839,087

Total			3,523,178

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	1,797		129,941
Expeditors International of Washington, Inc.	2,356		112,428
FedEx Corp.	3,503		304,341
United Parcel Service, Inc., Class B	10,911		755,259

Total			1,301,969

Airlines (0.1%)
Southwest Airlines Co.	8,756		87,210

Auto Components (0.2%)
Johnson Controls, Inc.	7,518		277,790
The Goodyear Tire & Rubber Co.	2,714	(b)	43,885

Total			321,675

Automobiles (0.5%)
Ford Motor Co.	42,047	(b)	513,394
Harley-Davidson, Inc.	2,625		113,899

Total			627,293

Beverages (2.4%)
Brown-Forman Corp., Class B	1,139		83,785
Coca-Cola Enterprises, Inc.	3,589		100,887
Constellation Brands, Inc., Class A	1,976	(b)	40,291
Dr Pepper Snapple Group, Inc.	2,458		92,814
Molson Coors Brewing Co., Class B	1,751		78,883
PepsiCo, Inc.	17,495		1,120,380
The Coca-Cola Co.	25,338		1,723,236

Total			3,240,276

Biotechnology (1.2%)
Amgen, Inc.	10,291	(b)	562,917
Biogen Idec, Inc.	2,688	(b)	273,827
Celgene Corp.	5,120	(b)	303,616
Cephalon, Inc.	849	(b)	67,869
Gilead Sciences, Inc.	8,703	(b)	368,659

Total			1,576,888

Building Products (—%)
Masco Corp.	3,964		41,820

Capital Markets (2.2%)
Ameriprise Financial, Inc.	2,677	(d)	144,826
BlackRock, Inc.	1,065		190,060
E*Trade Financial Corp.	2,777	(b)	44,099
Federated Investors, Inc., Class B	1,035		22,118
Franklin Resources, Inc.	1,590		201,866
Invesco Ltd.	5,117		113,495
Janus Capital Group, Inc.	2,066		17,437
Legg Mason, Inc.	1,639		48,219
Morgan Stanley	16,445		365,901
Northern Trust Corp.	2,688		120,705
State Street Corp.	5,586		231,651
T Rowe Price Group, Inc.	2,870		163,016
The Bank of New York Mellon Corp.	13,759		345,488

The accompanying Notes to Financial Statements are an integral part of this statement.

6  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Capital Markets (cont.)
The Charles Schwab Corp.	11,083		$165,469
The Goldman Sachs Group, Inc.	5,745		775,404

Total			2,949,754

Chemicals (2.1%)
Air Products & Chemicals, Inc.	2,357		209,137
Airgas, Inc.	763		52,418
CF Industries Holdings, Inc.	788		122,392
Eastman Chemical Co.	781		75,437
Ecolab, Inc.	2,577		128,850
EI du Pont de Nemours & Co.	10,278		528,494
FMC Corp.	792		69,355
International Flavors & Fragrances, Inc.	889		54,380
Monsanto Co.	5,924		435,296
PPG Industries, Inc.	1,748		147,182
Praxair, Inc.	3,370		349,267
Sigma-Aldrich Corp.	1,353		90,786
The Dow Chemical Co.	13,008		453,589
The Sherwin-Williams Co.	974		75,164

Total			2,791,747

Commercial Banks (2.6%)
BB&T Corp.	7,700		197,736
Comerica, Inc.	2,230		71,427
Fifth Third Bancorp	10,168		128,625
First Horizon National Corp.	2,908		26,143
Huntington Bancshares, Inc.	9,561		57,796
KeyCorp	10,530		84,661
M&T Bank Corp.	1,398		120,564
PNC Financial Services Group, Inc.	5,820		315,968
Regions Financial Corp.	13,921		84,779
SunTrust Banks, Inc.	5,940		145,471
U.S. Bancorp	21,323		555,677
Wells Fargo & Co.	58,573		1,636,529
Zions Bancorporation	2,039		44,654

Total			3,470,030

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	1,178		37,166
Cintas Corp.	1,408		45,830
Iron Mountain, Inc.	2,225		70,377
Pitney Bowes, Inc.	2,265		48,811
Republic Services, Inc.	3,369		97,802
RR Donnelley & Sons Co.	2,080		39,125
Stericycle, Inc.	948	(b)	77,850
Waste Management, Inc.	5,249		165,290

Total			582,251

Communications Equipment (1.9%)
Cisco Systems, Inc.	60,896		972,509
F5 Networks, Inc.	895	(b)	83,665
Harris Corp.	1,419		56,576
JDS Uniphase Corp.	2,522	(b)	33,164
Juniper Networks, Inc.	5,890	(b)	137,767
Motorola Mobility Holdings, Inc.	3,265	(b)	73,071
Motorola Solutions, Inc.	3,752	(b)	168,427
QUALCOMM, Inc.	18,478		1,012,224
Tellabs, Inc.	4,020		16,643

Total			2,554,046

Computers & Peripherals (4.6%)
Apple, Inc.	10,234	(b)	3,996,173
Dell, Inc.	18,191	(b)	295,422
EMC Corp.	22,780	(b)	594,102
Hewlett-Packard Co.	22,971		807,661
Lexmark International, Inc., Class A	872	(b)	29,273
NetApp, Inc.	4,070	(b)	193,406
SanDisk Corp.	2,631	(b)	111,896
Western Digital Corp.	2,582	(b)	88,976

Total			6,116,909

Construction & Engineering (0.2%)
Fluor Corp.	1,923		122,168
Jacobs Engineering Group, Inc.	1,414	(b)	55,344
Quanta Services, Inc.	2,405	(b)	44,541

Total			222,053

Construction Materials (—%)
Vulcan Materials Co.	1,435		49,206

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Consumer Finance (0.8%)
American Express Co.	11,587		$579,814
Capital One Financial Corp.	5,086		243,111
Discover Financial Services	6,036		154,582
SLM Corp.	5,833		90,936

Total			1,068,443

Containers & Packaging (0.1%)
Ball Corp.	1,857		72,051
Bemis Co., Inc.	1,170		36,972
Owens-Illinois, Inc.	1,812	(b)	41,984
Sealed Air Corp.	1,769		38,087

Total			189,094

Distributors (0.1%)
Genuine Parts Co.	1,731		92,020

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	1,355	(b)	68,875
DeVry, Inc.	668		41,510
H&R Block, Inc.	3,390		50,714

Total			161,099

Diversified Financial Services (3.5%)
Bank of America Corp.	112,199		1,089,452
Citigroup, Inc.	32,346		1,240,145
CME Group, Inc.	735		212,555
IntercontinentalExchange, Inc.	813	(b)	100,243
JPMorgan Chase & Co.	43,989		1,779,354
Leucadia National Corp.	2,195		73,906
Moody’s Corp.	2,198		78,271
NYSE Euronext	2,895		96,867
The NASDAQ OMX Group, Inc.	1,653	(b)	39,788

Total			4,710,581

Diversified Telecommunication Services (2.6%)
AT&T, Inc.	65,578		1,918,812
CenturyLink, Inc.	6,798		252,274
Frontier Communications Corp.	11,013		82,487
Verizon Communications, Inc.	31,335		1,105,812
Windstream Corp.	5,636		68,816

Total			3,428,201

Electric Utilities (1.8%)
American Electric Power Co., Inc.	5,343		196,943
Duke Energy Corp.	14,744		274,238
Edison International	3,615		137,623
Entergy Corp.	1,968		131,462
Exelon Corp.	7,335		323,253
FirstEnergy Corp.	4,638		207,087
NextEra Energy, Inc.	4,680		258,570
Northeast Utilities	1,956		66,504
Pepco Holdings, Inc.	2,489		46,495
Pinnacle West Capital Corp.	1,208		51,159
PPL Corp.	6,390		178,281
Progress Energy, Inc.	3,266		152,653
Southern Co.	9,402		371,755

Total			2,396,023

Electrical Equipment (0.5%)
Emerson Electric Co.	8,323		408,577
Rockwell Automation, Inc.	1,608		115,390
Roper Industries, Inc.	1,061		86,609

Total			610,576

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	1,949		95,287
Corning, Inc.	17,378		276,484
FLIR Systems, Inc.	1,763		48,412
Jabil Circuit, Inc.	2,178		39,879
Molex, Inc.	1,552		36,441

Total			496,503

Energy Equipment & Services (2.5%)
Baker Hughes, Inc.	4,932		381,638
Cameron International Corp.	2,707	(b)	151,430
Diamond Offshore Drilling, Inc.	765		51,890
FMC Technologies, Inc.	2,649	(b)	120,794
Halliburton Co.	10,129		554,360
Helmerich & Payne, Inc.	1,184		81,755
Nabors Industries Ltd.	3,180	(b)(c)	83,984
National Oilwell Varco, Inc.	4,697		378,437
Noble Corp.	2,780	(c)	102,499

The accompanying Notes to Financial Statements are an integral part of this statement.

8  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Energy Equipment & Services (cont.)
Rowan Companies, Inc.	1,417	(b)	$55,504
Schlumberger Ltd.	15,017		1,357,086

Total			3,319,377

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	4,849		379,434
CVS Caremark Corp.	15,023		546,086
Safeway, Inc.	3,912		78,905
SUPERVALU, Inc.	2,359		20,287
SYSCO Corp.	6,471		197,948
The Kroger Co.	6,724		167,226
Walgreen Co.	10,127		395,358
Wal-Mart Stores, Inc.	21,159		1,115,291
Whole Foods Market, Inc.	1,647		109,855

Total			3,010,390

Food Products (1.8%)
Archer-Daniels-Midland Co.	7,556		229,551
Campbell Soup Co.	2,024		66,893
ConAgra Foods, Inc.	4,534		116,116
Dean Foods Co.	2,028	(b)	22,349
General Mills, Inc.	7,066		263,915
HJ Heinz Co.	3,572		188,030
Hormel Foods Corp.	1,549		44,875
Kellogg Co.	2,763		154,120
Kraft Foods, Inc., Class A	19,454		668,829
McCormick & Co., Inc.	1,479		71,953
Mead Johnson Nutrition Co.	2,268		161,867
Sara Lee Corp.	6,481		123,852
The Hershey Co.	1,688		95,271
The JM Smucker Co.	1,287		100,283
Tyson Foods, Inc., Class A	3,329		58,457

Total			2,366,361

Gas Utilities (0.1%)
Nicor, Inc.	494		27,022
Oneok, Inc.	1,192		86,765

Total			113,787

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	6,321		367,693
Becton Dickinson and Co.	2,433		203,423
Boston Scientific Corp.	16,932	(b)	121,233
CareFusion Corp.	2,481	(b)	65,474
Covidien PLC	5,495	(c)	279,091
CR Bard, Inc.	948		93,549
DENTSPLY International, Inc.	1,549		58,692
Edwards Lifesciences Corp.	1,275	(b)	90,971
Intuitive Surgical, Inc.	441	(b)	176,643
Medtronic, Inc.	11,850		427,192
St. Jude Medical, Inc.	3,632		168,888
Stryker Corp.	3,707		201,438
Varian Medical Systems, Inc.	1,299	(b)	81,525
Zimmer Holdings, Inc.	2,124	(b)	127,482

Total			2,463,294

Health Care Providers & Services (2.1%)
Aetna, Inc.	4,202		174,341
AmerisourceBergen Corp.	3,029		116,041
Cardinal Health, Inc.	3,880		169,789
CIGNA Corp.	2,994		149,011
Coventry Health Care, Inc.	1,652	(b)	52,864
DaVita, Inc.	1,057	(b)	88,302
Express Scripts, Inc.	5,855	(b)	317,692
Five Star Quality Care, Inc.	–	(b)(f)(g)	1
Humana, Inc.	1,860		138,719
Laboratory Corp. of America Holdings	1,112	(b)	100,925
McKesson Corp.	2,785		225,919
Medco Health Solutions, Inc.	4,436	(b)	278,936
Patterson Companies, Inc.	1,065		32,845
Quest Diagnostics, Inc.	1,738		93,869
Tenet Healthcare Corp.	5,424	(b)	30,157
UnitedHealth Group, Inc.	11,988		594,965
WellPoint, Inc.	4,060		274,253

Total			2,838,629

Health Care Technology (0.1%)
Cerner Corp.	1,607	(b)	106,849

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	4,774		158,974
Chipotle Mexican Grill, Inc.	350	(b)	113,603
Darden Restaurants, Inc.	1,500		76,200
International Game Technology	3,323		61,775

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Hotels, Restaurants & Leisure (cont.)
Marriott International, Inc., Class A	3,142		$102,115
McDonald’s Corp.	11,488		993,482
Starbucks Corp.	8,297		332,627
Starwood Hotels & Resorts Worldwide, Inc.	2,163		118,878
Wyndham Worldwide Corp.	1,881		65,064
Wynn Resorts Ltd.	838		128,784
Yum! Brands, Inc.	5,156		272,340

Total			2,423,842

Household Durables (0.4%)
DR Horton, Inc.	3,114		36,994
Fortune Brands, Inc.	1,697		102,176
Harman International Industries, Inc.	769		31,990
Leggett & Platt, Inc.	1,572		34,112
Lennar Corp., Class A	1,772		31,347
Newell Rubbermaid, Inc.	3,227		50,083
Pulte Group, Inc.	3,722	(b)	25,570
Stanley Black & Decker, Inc.	1,856		122,070
Whirlpool Corp.	837		57,946

Total			492,288

Household Products (2.1%)
Clorox Co.	1,485		106,311
Colgate-Palmolive Co.	5,422		457,508
Kimberly-Clark Corp.	4,357		284,774
The Procter & Gamble Co.	30,905		1,900,348

Total			2,748,941

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	2,228		86,513
NRG Energy, Inc.	2,657	(b)	65,150
The AES Corp.	7,273	(b)	89,531

Total			241,194

Industrial Conglomerates (2.3%)
3M Co.	7,856		684,572
General Electric Co.	117,433		2,103,225
Tyco International Ltd.	5,190		229,865

Total			3,017,662

Insurance (3.6%)
ACE Ltd.	3,725	(c)	249,501
Aflac, Inc.	5,178		238,499
American International Group, Inc.	4,842	(b)	138,965
AON Corp.	3,650		175,638
Assurant, Inc.	1,071		38,149
Berkshire Hathaway, Inc., Class B	19,177	(b)	1,422,357
Chubb Corp.	3,241		202,498
Cincinnati Financial Corp.	1,796		49,085
Genworth Financial, Inc., Class A	5,440	(b)	45,261
Hartford Financial Services Group, Inc.	4,924		115,320
Lincoln National Corp.	3,481		92,247
Loews Corp.	3,447		137,432
Marsh & McLennan Companies, Inc.	6,057		178,621
MetLife, Inc.	11,709		482,528
Principal Financial Group, Inc.	3,570		98,639
Prudential Financial, Inc.	5,412		317,576
The Allstate Corp.	5,780		160,222
The Progressive Corp.	7,238		142,444
The Travelers Companies, Inc.	4,626		255,031
Torchmark Corp.	1,265		51,093
Unum Group	3,411		83,194
XL Group PLC	3,435		70,486

Total			4,744,786

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.	3,950	(b)	878,954
Expedia, Inc.	2,216		70,225
Netflix, Inc.	490	(b)	130,335
priceline.com, Inc.	560	(b)	301,084

Total			1,380,598

Internet Software & Services (1.8%)
Akamai Technologies, Inc.	2,064	(b)	49,990
eBay, Inc.	12,656	(b)	414,484
Google, Inc., Class A	2,799	(b)	1,689,729
Monster Worldwide, Inc.	1,441	(b)	16,917

The accompanying Notes to Financial Statements are an integral part of this statement.

10  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Internet Software & Services (cont.)
VeriSign, Inc.	1,864		$58,175
Yahoo!, Inc.	14,421	(b)	188,915

Total			2,418,210

IT Services (3.6%)
Accenture PLC, Class A	7,200	(c)	425,808
Automatic Data Processing, Inc.	5,521		284,276
Cognizant Technology Solutions Corp., Class A	3,380	(b)	236,161
Computer Sciences Corp.	1,729		60,999
Fidelity National Information Services, Inc.	2,977		89,370
Fiserv, Inc.	1,579	(b)	95,308
IBM Corp.	13,414		2,439,335
Mastercard, Inc., Class A	1,041		315,683
Paychex, Inc.	3,572		100,838
SAIC, Inc.	3,090	(b)	49,533
Teradata Corp.	1,860	(b)	102,226
The Western Union Co.	6,990		135,676
Total System Services, Inc.	1,789		33,293
Visa, Inc., Class A	5,304		453,704

Total			4,822,210

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,519		60,092
Mattel, Inc.	3,841		102,401

Total			162,493

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	3,846	(b)	162,148
Life Technologies Corp.	1,981	(b)	89,204
PerkinElmer, Inc.	1,253		30,648
Thermo Fisher Scientific, Inc.	4,248	(b)	255,263
Waters Corp.	1,016	(b)	89,296

Total			626,559

Machinery (2.2%)
Caterpillar, Inc.	7,134		704,767
Cummins, Inc.	2,177		228,324
Danaher Corp.	6,021		295,691
Deere & Co.	4,638		364,128
Dover Corp.	2,070		125,173
Eaton Corp.	3,767		180,628
Flowserve Corp.	606		60,224
Illinois Tool Works, Inc.	5,546		276,191
Ingersoll-Rand PLC	3,680	(c)	137,706
Joy Global, Inc.	1,170		109,886
PACCAR, Inc.	4,044		173,124
Pall Corp.	1,294		64,157
Parker Hannifin Corp.	1,790		141,446
Snap-On, Inc.	632		35,936

Total			2,897,381

Media (3.2%)
Cablevision Systems Corp., Class A	2,555		62,240
CBS Corp., Class B Non Voting	7,406		202,702
Comcast Corp., Class A	30,641		735,997
DIRECTV, Class A	8,508	(b)	431,185
Discovery Communications, Inc., Class A	3,085	(b)	122,783
Gannett Co., Inc.	2,653		33,852
News Corp., Class A	25,309		405,450
Omnicom Group, Inc.	3,112		146,015
Scripps Networks Interactive, Inc., Class A	1,009		46,757
The Interpublic Group of Companies, Inc.	5,421		53,180
The McGraw-Hill Companies, Inc.	3,376		140,442
The Walt Disney Co.	20,932		808,394
The Washington Post Co., Class B	56		22,529
Time Warner Cable, Inc.	3,735		273,813
Time Warner, Inc.	11,865		417,173
Viacom, Inc., Class B	6,480		313,762

Total			4,216,274

Metals & Mining (1.1%)
AK Steel Holding Corp.	1,226		14,896
Alcoa, Inc.	11,790		173,667
Allegheny Technologies, Inc.	1,178		68,548
Cliffs Natural Resources, Inc.	1,595		143,263
Freeport-McMoRan Copper & Gold, Inc.	10,488		555,445

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Metals & Mining (cont.)
Newmont Mining Corp.	5,474		$304,409
Nucor Corp.	3,507		136,387
Titanium Metals Corp.	993		17,665
United States Steel Corp.	1,601		64,024

Total			1,478,304

Multiline Retail (0.8%)
Big Lots, Inc.	825	(b)	28,735
Family Dollar Stores, Inc.	1,363		72,389
JC Penney Co., Inc.	2,366		72,778
Kohl’s Corp.	3,110	(e)	170,148
Macy’s, Inc.	4,713		136,064
Nordstrom, Inc.	1,855		93,047
Sears Holdings Corp.	486	(b)	33,860
Target Corp.	7,637		393,229

Total			1,000,250

Multi-Utilities (1.3%)
Ameren Corp.	2,660		76,661
CenterPoint Energy, Inc.	4,700		92,026
CMS Energy Corp.	2,785		53,305
Consolidated Edison, Inc.	3,245		170,687
Dominion Resources, Inc.	6,384		309,305
DTE Energy Co.	1,875		93,450
Integrys Energy Group, Inc.	857		43,030
NiSource, Inc.	3,096		62,322
PG&E Corp.	4,411		182,748
Public Service Enterprise Group, Inc.	5,607		183,629
SCANA Corp.	1,272		49,850
Sempra Energy	2,661		134,886
TECO Energy, Inc.	2,384		44,176
Wisconsin Energy Corp.	2,576		78,954
Xcel Energy, Inc.	5,367		128,808

Total			1,703,837

Office Electronics (0.1%)
Xerox Corp.	15,515		144,755

Oil, Gas & Consumable Fuels (10.2%)
Alpha Natural Resources, Inc.	2,520	(b)	107,629
Anadarko Petroleum Corp.	5,518		455,566
Apache Corp.	4,250		525,810
Cabot Oil & Gas Corp.	1,157		85,711
Chesapeake Energy Corp.	7,282		250,137
Chevron Corp.	22,269		2,316,422
ConocoPhillips	15,658		1,127,219
Consol Energy, Inc.	2,517		134,911
Denbury Resources, Inc.	4,407	(b)	85,143
Devon Energy Corp.	4,676		368,001
El Paso Corp.	8,515		174,983
EOG Resources, Inc.	2,969		302,838
EQT Corp.	1,646		104,488
Exxon Mobil Corp.	54,539	(e)	4,351,668
Hess Corp.	3,354		229,950
Kinder Morgan Management LLC	–	(b)(f)(g)	37
Marathon Oil Corp.	7,878		243,982
Marathon Petroleum Corp.	3,939	(b)	172,489
Murphy Oil Corp.	2,146		137,816
Newfield Exploration Co.	1,475	(b)	99,445
Noble Energy, Inc.	1,953		194,675
Occidental Petroleum Corp.	8,997		883,325
Peabody Energy Corp.	2,993		172,008
Pioneer Natural Resources Co.	1,302		121,073
QEP Resources, Inc.	1,955		85,688
Range Resources Corp.	1,768		115,203
Southwestern Energy Co.	3,841	(b)	171,155
Spectra Energy Corp.	7,194		194,382
Sunoco, Inc.	1,345		54,674
Tesoro Corp.	1,601	(b)	38,888
The Williams Companies, Inc.	6,519		206,652
Valero Energy Corp.	6,317		158,683

Total			13,670,651

Paper & Forest Products (0.2%)
International Paper Co.	4,836		143,629
MeadWestvaco Corp.	1,870		58,232

Total			201,861

Personal Products (0.2%)
Avon Products, Inc.	4,774		125,222
The Estee Lauder Companies, Inc., Class A	1,268		133,026

Total			258,248

The accompanying Notes to Financial Statements are an integral part of this statement.

12  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Pharmaceuticals (5.5%)
Abbott Laboratories	17,201		$882,755
Allergan, Inc.	3,384		275,153
Bristol-Myers Squibb Co.	18,897		541,588
Eli Lilly & Co.	11,281		432,062
Forest Laboratories, Inc.	3,168	(b)	117,406
Hospira, Inc.	1,854	(b)	94,776
Johnson & Johnson	30,357		1,966,831
Merck & Co., Inc.	34,176		1,166,427
Mylan, Inc.	4,854	(b)	110,574
Pfizer, Inc.	87,495		1,683,405
Watson Pharmaceuticals, Inc.	1,408	(b)	94,519

Total			7,365,496

Professional Services (0.1%)
Dun & Bradstreet Corp.	558		40,483
Equifax, Inc.	1,367		46,970
Robert Half International, Inc.	1,637		44,821

Total			132,274

Real Estate Investment Trusts (REITs) (1.7%)
Apartment Investment & Management Co., Class A	1,328		36,254
AvalonBay Communities, Inc.	970		130,164
Boston Properties, Inc.	1,600		171,776
Equity Residential	3,264		201,781
HCP, Inc.	4,503		165,395
Health Care REIT, Inc.	1,953		103,079
Host Hotels & Resorts, Inc.	7,609		120,603
Kimco Realty Corp.	4,511		85,844
Plum Creek Timber Co., Inc.	1,786		68,261
ProLogis, Inc	5,025		179,029
Public Storage	1,540		184,230
Simon Property Group, Inc.	3,252		391,900
Ventas, Inc.	3,178		172,025
Vornado Realty Trust	1,814		169,700
Weyerhaeuser Co.	5,960		119,140

Total			2,299,181

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A	3,238	(b)	70,588

Road & Rail (0.9%)
CSX Corp.	12,200		299,754
Norfolk Southern Corp.	3,904		295,533
Ryder System, Inc.	580		32,666
Union Pacific Corp.	5,433		556,773

Total			1,184,726

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.	6,399	(b)	46,969
Altera Corp.	3,558		145,451
Analog Devices, Inc.	3,321		114,242
Applied Materials, Inc.	14,596		179,823
Broadcom Corp., Class A	5,290	(b)	196,100
First Solar, Inc.	613	(b)	72,475
Intel Corp.	58,701		1,310,794
KLA-Tencor Corp.	1,853		73,786
Linear Technology Corp.	2,531		74,158
LSI Corp.	6,694	(b)	49,268
MEMC Electronic Materials, Inc.	2,540	(b)	18,847
Microchip Technology, Inc.	2,114		71,348
Micron Technology, Inc.	9,541	(b)	70,317
National Semiconductor Corp.	2,663		65,829
Novellus Systems, Inc.	984	(b)	30,543
NVIDIA Corp.	6,658	(b)	92,080
Teradyne, Inc.	2,054	(b)	27,708
Texas Instruments, Inc.	12,865		382,735
Xilinx, Inc.	2,941		94,406

Total			3,116,879

Software (3.6%)
Adobe Systems, Inc.	5,595	(b)	155,093
Autodesk, Inc.	2,545	(b)	87,548
BMC Software, Inc.	1,953	(b)	84,409
CA, Inc.	4,207		93,816
Citrix Systems, Inc.	2,077	(b)	149,627
Compuware Corp.	2,429	(b)	23,464
Electronic Arts, Inc.	3,693	(b)	82,169
Intuit, Inc.	3,024	(b)	141,221
Microsoft Corp.	82,175		2,251,595
Oracle Corp.	43,136		1,319,099

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Software (cont.)
Red Hat, Inc.	2,138	(b)	$89,967
Salesforce.com, Inc.	1,342	(b)	194,201
Symantec Corp.	8,370	(b)	159,532

Total			4,831,741

Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A	970		70,926
AutoNation, Inc.	693	(b)	26,064
AutoZone, Inc.	284	(b)	81,068
Bed Bath & Beyond, Inc.	2,754	(b)	161,081
Best Buy Co., Inc.	3,584		98,918
CarMax, Inc.	2,510	(b)	80,245
GameStop Corp., Class A	1,557	(b)	36,714
Home Depot, Inc.	17,629		615,782
Limited Brands, Inc.	2,787		105,516
Lowe’s Companies, Inc.	14,411		310,989
O’Reilly Automotive, Inc.	1,516	(b)	90,202
Ross Stores, Inc.	1,298		98,349
Staples, Inc.	7,909		127,019
The Gap, Inc.	4,331		83,545
Tiffany & Co.	1,426		113,495
TJX Companies, Inc.	4,279		236,629
Urban Outfitters, Inc.	1,384	(b)	45,035

Total			2,381,577

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	3,259		210,401
NIKE, Inc., Class B	4,200		378,630
Polo Ralph Lauren Corp.	706		95,359
VF Corp.	967		112,946

Total			797,336

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	5,820		48,015
People’s United Financial, Inc.	4,182		53,028

Total			101,043

Tobacco (1.7%)
Altria Group, Inc.	23,187		609,818
Lorillard, Inc.	1,582		168,040
Philip Morris International, Inc.	19,692		1,401,480
Reynolds American, Inc.	3,732		131,366

Total			2,310,704

Trading Companies & Distributors (0.2%)
Fastenal Co.	3,265		109,867
WW Grainger, Inc.	633		93,918

Total			203,785

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A	4,398	(b)	231,027
MetroPCS Communications, Inc.	2,936	(b)	47,798
Sprint Nextel Corp.	33,125	(b)	140,119

Total			418,944

Total Common Stocks
(Cost: $112,130,034)			$130,692,150

Money Market Fund (0.3%)
Issuer	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.162%	433,253	(d)	$433,253

Total Money Market Fund
(Cost: $433,253)			$433,253

Total Investments in Securities
(Cost: $112,563,287)(h)			$131,125,403

The accompanying Notes to Financial Statements are an integral part of this statement.

14  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	7	$2,254,700	Sept. 2011	$—	$(22,825)
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.96% of net assets.

(d)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2011.

At July 31, 2011, the fund held 2,677 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $144,826. Ameriprise is the parent company of Columbia Management Investment Advisers, LLC, which serves as the Investment Manager to the Fund. The cost of the Fund’s purchases and proceeds from sales of shares of Ameriprise common stock were $0.00 and $29,932, respectively, for the six month period ended July 31, 2011. The Fund realized gains/losses of $2,382 on sales transactions of Ameriprise common stock and earned aggregate dividends of $1,289 during the six month period ended July 31, 2011, as reflected in the Statement of Operations.

(e)	At July 31, 2011, investments in securities included securities valued at $1,616,969 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Represents fractional shares.

(g)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at July 31, 2011 was $38, representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Five Star Quality Care, Inc.	01-02-02	$2
Kinder Morgan Management LLC	09-26-02 thru 05-20-08	14

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(h)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $112,563,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,314,000
Unrealized depreciation	(5,752,000)

Net unrealized appreciation	$18,562,000

The accompanying Notes to Financial Statements are an integral part of this statement.

16  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair Value at July 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Health Care Providers & Services	$2,838,628	$1	$—	$2,838,629
Oil, Gas & Consumable Fuels	13,670,614	37	—	13,670,651
All Other Industries	114,182,870	—	—	114,182,870

Total Equity Securities	130,692,112	38	—	130,692,150

Other
Affiliated Money Market Fund(c)	433,253	—	—	433,253

Total Other	433,253	—	—	433,253

Investments in Securities	131,125,365	38	—	131,125,403
Derivatives(d)
Liabilities
Futures Contracts	(22,825)	—	—	(22,825)

Total	$131,102,540	$38	$—	$131,102,578

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

18  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  19

Statement of Assets and Liabilities
July 31, 2011 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (identified cost $112,037,364)	$130,547,324
Affiliated issuers (identified cost $525,923)	578,079

Total investments in securities (identified cost $112,563,287)	131,125,403
Receivable from Investment Manager	612
Capital shares receivable	72,215
Dividends and accrued interest receivable	161,132
Receivable for investment securities sold	1,782,939

Total assets	133,142,301

Liabilities
Disbursements in excess of cash	72
Capital shares payable	162,350
Payable for investment securities purchased	10,743
Variation margin payable on futures contracts	16,579
Accrued investment management services fees	810
Accrued distribution fees	140
Accrued administrative services fees	221
Other accrued expenses	86,825

Total liabilities	277,740

Net assets applicable to outstanding capital stock	$132,864,561

Represented by
Capital stock — $.01 par value	$304,885
Additional paid-in capital	124,778,318
Undistributed net investment income	2,414,973
Accumulated net realized gain (loss)	(13,172,906)
Unrealized appreciation (depreciation) on investments	18,539,291

Total — representing net assets applicable to outstanding capital stock	$132,864,561

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$20,248,657	4,662,170	$4.34
Class Z	$112,615,904	25,826,334	$4.36

The accompanying Notes to Financial Statements are an integral part of this statement.

20  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended July 31, 2011 (Unaudited)

Investment income
Income:
Dividends — unaffiliated issuers	$1,456,081
Dividends — affiliated issuers	1,289
Interest	15
Income distributions from affiliated money market fund	2,279
Income from securities lending — net	5,595

Total income	1,465,259

Expenses:
Investment management services fees	161,797
Distribution fees
Class A	26,331
Transfer agency fees
Class A	2,008
Class Z	43,990
Administrative services fees	44,127
Compensation of board members	2,279
Custodian fees	22,320
Printing and postage	4,690
Registration fees	12,900
Licensing fees	895
Professional fees	12,105
Merger expense	44,342
Other	2,114

Total expenses	379,898
Expenses waived/reimbursed by the Investment Manager and its affiliates	(98,990)

Total net expenses	280,908

Investment income (loss) — net	1,184,351

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	4,880,512
Security transactions — affiliated issuers	2,382
Futures contracts	44,264

Net realized gain (loss) on investments	4,927,158
Net change in unrealized appreciation (depreciation) on investments	(3,776,190)

Net gain (loss) on investments	1,150,968

Net increase (decrease) in net assets resulting from operations	$2,335,319

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  21

Statement of Changes in Net Assets

	Six months ended	Year ended
	July 31, 2011	Jan. 31, 2011
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$1,184,351	$2,275,119
Net realized gain (loss) on investments	4,927,158	4,611,697
Net change in unrealized appreciation (depreciation) on investments	(3,776,190)	21,076,576

Net increase (decrease) in net assets resulting from operations	2,335,319	27,963,392

Distributions to shareholders from:
Net investment income
Class A	—	(284,806)
Class Z	—	(1,965,081)

Total distributions	—	(2,249,887)

Capital share transactions
Proceeds from sales
Class A shares	705,178	766,064
Class Z shares	8,494,237	27,770,814
Reinvestment of distributions at net asset value
Class A shares	—	116,305
Class Z shares	—	1,947,612
Payments for redemptions
Class A shares	(2,205,840)	(4,934,760)
Class Z shares	(28,447,021)	(21,427,237)

Increase (decrease) in net assets from capital share transactions	(21,453,446)	4,238,798

Total increase (decrease) in net assets	(19,118,127)	29,952,303
Net assets at beginning of period	151,982,688	122,030,385

Net assets at end of period	$132,864,561	$151,982,688

Undistributed net investment income	$2,414,973	$1,230,622

The accompanying Notes to Financial Statements are an integral part of this statement.

22  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions and are not annualized for periods of less than one year.

	Six months
	ended July 31,
Class A	2011		Year ended Jan. 31,
Per share data	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$4.29		$3.55	$2.73	$4.90	$5.54	$4.92

Income from investment operations:
Net investment income (loss)	.03		.06	.06	.07	.08	.08
Net gains (losses) (both realized and unrealized)	.02		.74	.83	(1.94)	(.21)	.61

Total from investment operations	.05		.80	.89	(1.87)	(.13)	.69

Less distributions:
Dividends from net investment income	—		(.06)	(.02)	(.10)	(.08)	(.07)
Distributions from realized gains	—		—	(.05)	(.20)	(.43)	—

Total distributions	—		(.06)	(.07)	(.30)	(.51)	(.07)

Net asset value, end of period	$4.34		$4.29	$3.55	$2.73	$4.90	$5.54

Total return	1.17%		22.47%	32.59%	(38.56%)	(2.89%)	14.05%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.63%	(b)	.76%	.73%	.73%	.68%	.79%

Net expenses after expense waiver/reimbursement(c)	.50%	(b)	.58%	.60%	.59%	.59%	.59%

Net investment income (loss)	1.46%	(b)	1.57%	1.79%	1.75%	1.43%	1.40%

Supplemental data
Net assets, end of period (in millions)	$20		$21	$22	$21	$48	$57

Portfolio turnover rate	2%		26%	41%	5%	4%	20%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  23

Financial Highlights (continued)

	Six months
	ended July 31,
Class Z	2011		Year ended Jan. 31,
Per share data	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$4.30		$3.56	$2.74	$4.92	$5.56	$4.95

Income from investment operations:
Net investment income (loss)	.04		.07	.06	.09	.10	.09
Net gains (losses) (both realized and unrealized)	.02		.74	.84	(1.96)	(.22)	.60

Total from investment operations	.06		.81	.90	(1.87)	(.12)	.69

Less distributions:
Dividends from net investment income	—		(.07)	(.03)	(.11)	(.09)	(.08)
Distributions from realized gains	—		—	(.05)	(.20)	(.43)	—

Total distributions	—		(.07)	(.08)	(.31)	(.52)	(.08)

Net asset value, end of period	$4.36		$4.30	$3.56	$2.74	$4.92	$5.56

Total return	1.40%		22.69%	32.67%	(38.38%)	(2.64%)	14.05%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.43%	(b)	.55%	.56%	.59%	.56%	.56%

Net expenses after expense waiver/reimbursement(c)	.33%	(b)	.33%	.46%	.34%	.36%	.34%

Net investment income (loss)	1.64%	(b)	1.74%	1.93%	2.01%	1.67%	1.64%

Supplemental data
Net assets, end of period (in millions)	$113		$131	$100	$88	$165	$241

Portfolio turnover rate	2%		26%	41%	5%	4%	20%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).

The accompanying Notes to Financial Statements are an integral part of this statement.

24  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
July 31, 2011 (Unaudited)

1.	ORGANIZATION

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A and Class Z shares which are offered without a sales charge. Class Z shares of the Fund are available to certain eligible investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Illiquid securities
At July 31, 2011, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at July 31, 2011 was $38 representing less than 0.01% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in

26  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the

28  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Futures
Fair values of derivative instruments at July 31, 2011

Liability derivatives
Statement of Assets
and Liabilities
Risk exposure category	location	Fair value
Equity contracts	Net assets — unrealized depreciation on futures contracts	$22,825*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Future contracts
Equity contracts	$44,264

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Future contracts
Equity contracts	$(34,968)

Volume of derivative instruments for the six months ended July 31, 2011
Contracts opened
Futures contracts	99

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

4.	EXPENSES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.22% to 0.12% as the Fund’s net assets increase. The management fee for the six months ended July 31, 2011 was 0.22% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended July 31, 2011 was 0.06% of the Fund’s average daily net assets.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended July 31, 2011, there were no expenses incurred for these particular items.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by

30  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended July 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.02%
Class Z	0.07

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates
Effective April 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	0.57%
Class Z	0.32

Prior to April 1, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund) would not exceed the following percentage of the class’ average daily net assets:

Class A	0.57%
Class Z	0.44

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Reorganization costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the reorganization.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,332,148 and $24,951,326, respectively, for the six months ended July 31, 2011. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	July 31, 2011	Jan. 31, 2011
Class A
Sold	160,264	200,013
Reinvested distributions	—	28,025
Redeemed	(499,794)	(1,288,903)

Net increase (decrease)	(339,530)	(1,060,865)

Class Z
Sold	1,915,704	7,190,375
Reinvested distributions	—	468,176
Redeemed	(6,440,029)	(5,507,007)

Net increase (decrease)	(4,524,325)	2,151,544

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities.

32  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At July 31, 2011, the Fund had no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $5,595 earned from securities lending for the six months ended July 31, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $24,868,772 and $25,256,300, respectively, for the six months ended July 31, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at July 31, 2011, can be found in the Portfolio of Investments.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility at no time could exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended July 31, 2011.

10.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

34  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

For federal income tax purposes, the Fund had recognized built-in losses of $1,622,065 at Jan. 31, 2011, that if not offset by capital gains will expire as follows:

2013	2014	2015

$1,320,110	$235,890	$66,065

As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by the Internal Revenue Code Section 382.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

Because the measurement periods for a regulated investment company’s income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2010 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2011, the Fund had a post-October loss of $179,085 that is treated for income tax purposes as occurring on Feb. 1, 2011.

11.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

At a shareholder meeting on April 27, 2011, shareholders approved the merger of RiverSource S&P 500 Index Fund into Columbia Large Cap Index Fund. As of the close of business on August 12, 2011, the Fund was merged into Columbia Large Cap Index Fund.

12.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

36  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  37

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1
To approve an Agreement and Plan of Reorganization between RiverSource S&P 500 Index Fund and Columbia Large Cap Index Fund.

Proposal 1 was adjourned to provide additional time for further solicitation.

38  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Proposal 2
To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	4,005,652,467.862	84,434,465.991	0.000	0.000
02.	Edward J. Boudreau, Jr.	4,003,811,635.576	86,275,298.277	0.000	0.000
03.	Pamela G. Carlton	4,005,252,051.150	84,834,882.703	0.000	0.000
04.	William P. Carmichael	4,001,048,955.633	89,037,978.220	0.000	0.000
05.	Patricia M. Flynn	4,005,927,417.757	84,159,516.097	0.000	0.000
06.	William A. Hawkins	4,003,780,798.260	86,306,135.594	0.000	0.000
07.	R. Glenn Hilliard	4,003,027,431.702	87,059,502.151	0.000	0.000
08.	Stephen R. Lewis, Jr.	4,002,814,237.580	87,272,696.273	0.000	0.000
09.	John F. Maher	4,005,929,192.229	84,157,741.624	0.000	0.000
10.	John J. Nagorniak	4,003,556,845.728	86,530,088.126	0.000	0.000
11.	Catherine James Paglia	4,006,021,497.987	84,065,435.866	0.000	0.000
12.	Leroy C. Richie	4,004,070,747.129	86,016,186.725	0.000	0.000
13.	Anthony M. Santomero	4,002,631,993.769	87,454,940.084	0.000	0.000
14.	Minor M. Shaw	4,002,940,364.698	87,146,569.156	0.000	0.000
15.	Alison Taunton-Rigby	4,004,312,211.858	85,774,721.996	0.000	0.000
16.	William F. Truscott	4,005,115,426.709	84,971,507.144	0.000	0.000

Proposal 3
To approve the proposed amendment to the Articles of Incorporation of RiverSource Market Advantage Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
3,550,199,983.056	59,818,336.489	61,626,415.199	242.470

*	All dollars of RiverSource Market Advantage Series, Inc. are voted together as a single class for election of directors and the amendment to the Articles of Incorporation.

Special Meeting of Shareholders held on April 27, 2011
(Unaudited)

A brief description of the proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund.

RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  39

Results of Meeting of Shareholders (continued)

Proposal 1
To approve an Agreement and Plan of Reorganization between RiverSource S&P 500 Index Fund and Columbia Large Cap Index Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
74,754,313.495	4,458,450.610	2,972,004.522	12,361,705.860

40  RIVERSOURCE S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

RiverSource S&P 500 Index Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Market Advantage Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date  September 26, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date September 26, 2011